Note 13 - Leases (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of leases [line items]
Cash outflow for leases	$ 6,500	$ 6,100	$ 6,200
Additions to right-of-use assets	3,900	6,400
Total financial assets	484,240	460,150
Security deposit [member]
Disclosure of leases [line items]
Total financial assets	$ 1,300	$ 1,700
Bottom of range [member]
Disclosure of leases [line items]
Right-of-use assets, Term of Contract (Month)	6 months
Top of range [member]
Disclosure of leases [line items]
Right-of-use assets, Term of Contract (Month)	7 years